Note 14 - Related Party Disclosures - Key Management Personnel Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Salaries and wages	$ 1,555	$ 1,501	$ 892
Board fees	285	230	142
Stock option expense	886	797	873
Key management personnel compensation	$ 2,726	$ 2,528	$ 1,907